July 1, 1998

                              PIONEER GROWTH SHARES
                                  SUPPLEMENT TO
                     CLASS A, CLASS B AND CLASS C PROSPECTUS
                              DATED APRIL 30, 1998

         The Trustees of Pioneer Growth Shares (the "Fund") have approved a new management contract with a performance based management fee, subject to shareholder approval at a meeting adjourned to July 21, 1998. If approved by shareholders on that date, the management contract will take effect on August 1, 1998.

EXPENSE INFORMATION

         As more fully described below, the Fund has submitted for shareholder approval a proposed management contract under which the basic rate of management fee payable to Pioneering Management Corporation ("PMC") would be increased or decreased based upon the Fund's investment performance relative to the record of a benchmark securities index. Under the proposed contract, the "Annual Operating Expenses" and the "Example" shown on page 2 of the prospectus would change as set forth below. The "Shareholder Transaction Expenses" shown on page 2 of the prospectus would not change as a result of the new contract.

         The information in the table below is based on the Fund's actual expenses for the year ended December 31, 1997. Management fees have been restated to reflect the basic, maximum and minimum fees payable to PMC under the proposed contract. For the fiscal year ended December 31, 1997, actual management fees for each class of shares were 0.48% and total operating expenses were 0.97% for Class A shares, 1.72% for Class B shares and 1.63% for Class C shares under the management contract currently in effect. Had the proposed contract been in effect throughout this period management fees and total operating expenses would have been the same as shown under the basic fee column below.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets):

CLASS A SHARES                                       MANAGEMENT FEE(a)
                                               Basic    Maximum  Minimum
  Management Fee                               0.70%        0.80%        0.60%
  12b-1 Fees                                   0.25%        0.25%        0.25%
  Other Expenses (including accounting
    and transfer agent fees, custodian fees
    and printing expenses)3                    0.24%        0.24%        0.24%
                                               ----         ----         ----
  Total Operating Expenses                     1.19%        1.29%        1.09%
                                               ====         ====         ====

CLASS B SHARES

  Management Fee                               0.70%        0.80%        0.60%
  12b-1 Fees                                   1.00%        1.00%        1.00%
  Other Expenses (including accounting
    and transfer agent fees, custodian fees
    and printing expenses)3                    0.24%        0.24%        0.24%
                                               ----          ---         ----
  Total Operating Expenses                     1.94%        2.04%        1.84%
                                               ====         ====         ====

CLASS C SHARES

  Management Fee                               0.70%        0.80%        0.60%
  12b-1 Fees                                   1.00%        1.00%        1.00%
  Other Expenses (including accounting
    and transfer agent fees, custodian fees
    and printing expenses)3                    0.15%        0.15%        0.15%
                                               ----         ----         ----
  Total Operating Expenses                     1.85%        1.95%        1.75%
                                               ====         ====         ====

3Expenses are net of amounts paid in connection with third-party brokerage/service and certain expense offset arrangements. In the absence of such arrangements "Total Operating Expenses" would be:

                                               BASIC        MAXIMUM      MINIMUM
        Class A Shares                         1.21%        1.31%        1.11%
        Class B Shares                         1.98%        2.08%        1.88%
        Class C Shares                         1.91%        2.01%        1.81%

EXAMPLE:
         You would pay the following expenses on a $1,000 investment, with or without redemption at the end of each time period, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed above under "Annual Operating Expenses" remain the same each year.

CLASS A SHARES
Management Fee                     1 YEAR(a)   3 YEARS   5 YEARS   10 YEARS
                                   ---------   -------   -------   --------
  Basic                            $69         $93       $119      $194
  Maximum                          --          $96       $124      $204
  Minimum                          --          $90       $114      $183

CLASS B SHARES*
Management Fee
  Basic
     Assuming complete redemption
     at end of period              $60         $91       $125      $207
     Assuming no redemption        $20         $61       $105      $207
  Maximum
     Assuming complete redemption
     at end of period              --          $94       $130      $218
     Assuming no redemption        --          $64       $110      $218
  Minimum
     Assuming complete redemption
     at end of period              --          $88       $120      $196
     Assuming no redemption        --          $58       $100      $196

CLASS C SHARES**
Management Fee
  Basic
     Assuming complete redemption
     at end of period              $29         $58       $100      $217
     Assuming no redemption        $19         $58       $100      $217
  Maximum
     Assuming complete redemption
     at end of period              --          $61       $105      $227
     Assuming no redemption        --          $61       $105      $227
  Minimum
     Assuming complete redemption
     at end of period              --          $55       $95       $206
     Assuming no redemption        --          $55       $95       $206

-------------------
     *Class B shares convert to Class A shares eight years after purchase;
      therefore, Class A expenses are used after year eight.
    **Class C shares redeemed during the first year after purchase are subject to a 1% CDSC.
   (a)The management fee payable to PMC will consist of a basic fee of 0.70% of average daily net assets and a performance adjustment. For the period August 1, 1998 through July 31, 1999, the management fee payable to PMC will include the basic fee only.

         THE EXAMPLE IS DESIGNED FOR INFORMATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL FUND EXPENSES AND RETURN WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

MANAGEMENT FEE

         Under the proposed management contract, as compensation for its management related services and certain expenses which PMC incurs on behalf of the Fund, the Fund would pay PMC a management fee that is comprised of two components. The first component is a basic fee (the "Basic Fee") equal to 0.70% per annum of the Fund's average daily net assets up to $1 billion, 0.675% of the next $4 billion, 0.65% of the next $5 billion and 0.575% of the excess over $10 billion. The Basic Fee would be computed daily and paid monthly. The second component is a performance fee adjustment.

COMPUTING THE PERFORMANCE FEE ADJUSTMENT

         The Basic Fee is subject to an upward or downward adjustment, depending on whether, and to what extent, the investment performance of the Class A shares of the Fund for the performance period exceeds, or is exceeded by, the record of the Lipper Growth Funds Index (the "Index") over the same period. This performance comparison would be made at the end of each month. Each percentage point of difference (up to a maximum of +/-10 percentage points) would be multiplied by a performance adjustment rate of 0.01%. An appropriate percentage of this rate (based on the number of days in the current month) would then be applied to the Fund's average net assets over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the Basic Fee. The monthly performance adjustment will be further adjusted to the extent necessary to insure that the total annual adjustment to the Basic Fee does not exceed +/-0.10% of the average daily net assets for that year.

                  Because the adjustment to the Basic Fee is based on the comparative performance of the Fund's Class A shares and the record of the Index, the controlling factor is not whether the performance of the Fund's Class A shares is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the Fund's Class A shares is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

         From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the Basic Fee. However, the Fund's performance relative to the Index will still be used in calculating the performance adjustment concerning portions of the performance period prior to the approval of the successor index. In addition, because of the possible future identification of a more appropriate class of Fund shares for comparison to the Index, the Trustees have reserved the ability to substitute the class of Fund shares designated for the performance comparison to the Index; provided, in such event the calculation of the performance adjustment for any portion of the performance period prior to the designation of a successor class would still be based upon the performance of the previously designated class of Fund shares.

PHASE-IN OF PERFORMANCE FEE ARRANGEMENTS

     As indicated above, if approved by shareholders on July 21, 1998, the proposed contract with PMC will become effective August 1, 1998 (the "Effective Date"). Accordingly, beginning in August 1998, the Fund will begin paying management fees at a rate equal to the Basic Fee. The performance adjustment will be phased-in as follows: (a) during the initial 12-month period, the Basic Fee will remain unadjusted, (b) during the following 24 months, the Fund's performance will be measured over an increasing period covering the current month and the prior months dating back to the Effective Date, and (c) beginning in the 36th month, the Fund's performance would be measured over a rolling 36-month period covering the current month and the prior 35 months (each a "Performance Period"). The Fund will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment for the relevant Performance Period.

The Basic Fee will be computed daily, the performance fee adjustment will be calculated once per month and the entire management fee will be paid monthly.


0698-5408
(C) Pioneer Funds Distributor, Inc.

                                                                    July 1, 1998

                              PIONEER GROWTH SHARES
                                  SUPPLEMENT TO
                            CLASS Y SHARES PROSPECTUS
                              DATED APRIL 30, 1998

         The Trustees of Pioneer Growth Shares (the "Fund") have approved a new management contract with a performance based management fee, subject to shareholder approval at a meeting adjourned to July 21, 1998. If approved by shareholders on that date, the management contract will take effect on August 1, 1998.

EXPENSE INFORMATION

         As more fully described below, the Fund has submitted for shareholder approval a proposed management contract under which the basic rate of management fee payable to Pioneering Management Corporation ("PMC") would be increased or decreased based upon the Fund's investment performance relative to the record of a benchmark securities index. Under the proposed contract, the "Annual Operating Expenses" and the "Example" shown on page 2 of the prospectus would change as set forth below. The "Shareholder Transaction Expenses" shown on page 2 of the prospectus would not change as a result of the new contract.

         The information in the table below is based on the Fund's actual expenses for the year ended December 31, 1997. Management fees have been restated to reflect the basic, maximum and minimum fees payable to PMC under the proposed contract. Class Y shares were first offered April 30, 1998. Estimated management fees and total operating expenses based upon the assumption that Class Y shares were outstanding for the Fund's past fiscal year are 0.48% and 0.72%, respectively. Estimated management fees and total operating expenses for Class Y shares assuming the proposed contract was in effect throughout this period are the same as shown under the basic fee column below.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets):

CLASS Y SHARES                                       MANAGEMENT FEE(a)
                                               Basic    Maximum  Minimum
  Management Fee                               0.70%        0.80%        0.60%
  12b-1 Fees                                   None         None None
  Other Expenses (including accounting
    and transfer agent fees, custodian fees
    and printing expenses)2                    0.24%        0.24%        0.24%
                                               ----         ----         ----
  Total Operating Expenses                     0.94%        1.04%        0.84%
                                               ====         ====         ====

     2Expenses are net of amounts paid in connection with third-party brokerage/service and certain expense offset arrangements. In the absence of such arrangements "Total Operating Expenses" would be:

                                               Basic        Maximum      Minimum
        Class Y Shares                         0.96%        1.06%        0.86%

EXAMPLE:
         You would pay the following expenses on a $1,000 investment, with or without redemption at the end of each time period, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed above under "Annual Operating Expenses" remain the same each year.

CLASS Y SHARES
Management Fee          1 YEAR(a)      3 YEARS      5 YEARS      10 YEARS
                        ---------      -------      -------      --------
 Basic                  $10            $30          $52          $115
  Maximum               --             $33          $57          $127
  Minimum               --             $27          $47          $104

-------------------

   (a)The management fee payable to PMC will consist of a basic fee of 0.70% of average daily net assets and a performance adjustment. For the period August 1, 1998 through July 31, 1999, the management fee payable to PMC will include the basic fee only.

         THE EXAMPLE IS DESIGNED FOR INFORMATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL FUND EXPENSES AND RETURN WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

MANAGEMENT FEE

         Under the proposed management contract, as compensation for its management related services and certain expenses which PMC incurs on behalf of the Fund, the Fund would pay PMC a management fee that is comprised of two components. The first component is a basic fee (the "Basic Fee") equal to 0.70% per annum of the Fund's average daily net assets up to $1 billion, 0.675% of the next $4 billion, 0.65% of the next $5 billion and 0.575% of the excess over $10 billion. The Basic Fee would be computed daily and paid monthly. The second component is a performance fee adjustment.

COMPUTING THE PERFORMANCE FEE ADJUSTMENT

         The Basic Fee is subject to an upward or downward adjustment, depending on whether, and to what extent, the investment performance of the Class A shares of the Fund for the performance period exceeds, or is exceeded by, the record of the Lipper Growth Funds Index (the "Index") over the same period. This performance comparison would be made at the end of each month. Each percentage point of difference (up to a maximum of +/-10 percentage points) would be multiplied by a performance adjustment rate of 0.01%. An appropriate percentage of this rate (based on the number of days in the current month) would then be applied to the Fund's average net assets over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the Basic Fee. The monthly performance adjustment will be further adjusted to the extent necessary to insure that the total annual adjustment to the Basic Fee does not exceed +/-0.10% of the average daily net assets for that year.

                  Because the adjustment to the Basic Fee is based on the comparative performance of the Fund's Class A shares and the record of the Index, the controlling factor is not whether the performance of the Fund's Class A shares is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the Fund's Class A shares is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

         From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the Basic Fee. However, the Fund's performance relative to the Index will still be used in calculating the performance adjustment concerning portions of the performance period prior to the approval of the successor index. In addition, because of the possible future identification of a more appropriate class of Fund shares for comparison to the Index, the Trustees have reserved the ability to substitute the class of Fund shares designated for the performance comparison to the Index; provided, in such event the calculation of the performance adjustment for any portion of the performance period prior to the designation of a successor class would still be based upon the performance of the previously designated class of Fund shares.

PHASE-IN OF PERFORMANCE FEE ARRANGEMENTS

     As indicated above, if approved by shareholders on July 21, 1998, the proposed contract with PMC will become effective August 1, 1998 (the "Effective Date"). Accordingly, beginning in August 1998, the Fund will begin paying management fees at a rate equal to the Basic Fee. The performance adjustment will be phased-in as follows: (a) during the initial 12-month period, the Basic Fee will remain unadjusted, (b) during the following 24 months, the Fund's performance will be measured over an increasing period covering the current month and the prior months dating back to the Effective Date, and (c) beginning in the 36th month, the Fund's performance would be measured over a rolling 36-month period covering the current month and the prior 35 months (each a "Performance Period"). The Fund will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment for the relevant Performance Period.

The Basic Fee will be computed daily, the performance fee adjustment will be calculated once per month and the entire management fee will be paid monthly.


0698-5409
(C) Pioneer Funds Distributor, Inc.